Condensed Consolidated Statements of Shareholders' Equity - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Receivables from Stockholder [Member]	Retained Earnings [Member]	Total
Balance at Mar. 31, 2019		$ 384,648	$ 19,687,263	$ (2,200)	$ (11,569,556)	$ 8,500,155
Balance, shares at Mar. 31, 2019		38,464,753
Net income					(2,857,000)	(2,857,000)
Issuance of common stock - directors		$ 328	12,172			12,500
Issuance of common stock - directors, shares		32,890
Employee compensation-stock option			20,008			20,008
Exercise of stock options		$ 600	9,600			10,200
Exercise of stock options, shares		60,000
Collection of subscription receivable				2,200		2,200
Balance at Mar. 31, 2020		$ 385,576	19,729,043		(14,426,556)	5,688,063
Balance, shares at Mar. 31, 2020		38,557,643
Net income					3,368,365	3,368,365
Issuance of common stock - directors		$ 431	12,069			12,500
Issuance of common stock - directors, shares		43,105
Employee compensation-stock option			5,105			5,105
Exercise of stock options		$ 4,400	22,000			26,400
Exercise of stock options, shares		440,000
Balance at Dec. 31, 2020		$ 390,407	19,768,217		(11,058,191)	9,100,433
Balance, shares at Dec. 31, 2020		39,040,748
Balance at Mar. 31, 2020		$ 385,576	19,729,043		(14,426,556)	5,688,063
Balance, shares at Mar. 31, 2020		38,557,643
Net income					2,172,365	2,172,365
Issuance of common stock - directors		$ 431	12,069			12,500
Issuance of common stock - directors, shares		43,105
Employee compensation-stock option			10,210			10,210
Exercise of stock options		$ 4,400	22,000			26,400
Exercise of stock options, shares		440,000
Balance at Mar. 31, 2021		$ 390,407	19,773,322		(12,254,191)	7,909,538
Balance, shares at Mar. 31, 2021		39,040,748
Balance at Sep. 30, 2020		$ 385,576	19,729,043		(12,225,486)	7,889,133
Balance, shares at Sep. 30, 2020		38,557,643
Net income					1,167,295	1,167,295
Issuance of common stock - directors		$ 431	12,069			12,500
Issuance of common stock - directors, shares		43,105
Employee compensation-stock option			5,105			5,105
Exercise of stock options		$ 4,400	22,000			26,400
Exercise of stock options, shares		440,000
Balance at Dec. 31, 2020		$ 390,407	19,768,217		(11,058,191)	9,100,433
Balance, shares at Dec. 31, 2020		39,040,748
Balance at Mar. 31, 2021		$ 390,407	19,773,322		(12,254,191)	7,909,538
Balance, shares at Mar. 31, 2021		39,040,748
Net income					1,999,655	1,999,655
Issuance of stock		$ 165,000	4,785,000			4,950,000
Issuance of stock, shares		16,500,001
Issuance of pre-funded warrants			4,881,667			4,881,667
Payment of stock issuance expenses			(831,087)			(831,087)
Issuance of stock for stock issuance expenses		$ 5,714	(5,714)
Issuance of stock for stock issuance expenses, shares		571,428
Redemption and retirement of treasury shares		$ (196,231)	(4,111,459)		(2,854,762)	(7,162,452)
Redemption and retirement of treasury shares, shares		(19,623,155)
Issuance of common stock - directors		$ 172	4,828			5,000
Issuance of common stock - directors, shares		17,242
Issuance of common stock - non-employee		$ 500	16,500			17,000
Issuance of common stock - non-employee, shares		50,000
Employee compensation-stock option			16,376			16,376
Exercise of stock options		$ 800	13,200			14,000
Exercise of stock options, shares		80,000
Balance at Dec. 31, 2021		$ 366,362	24,542,633		(13,109,298)	11,799,697
Balance, shares at Dec. 31, 2021		36,636,264
Balance at Sep. 30, 2021		$ 365,762	24,530,384		(14,535,193)	10,360,953
Balance, shares at Sep. 30, 2021		36,576,264
Net income					1,425,895	1,425,895
Issuance of stock
Issuance of stock, shares
Issuance of common stock - directors
Employee compensation-stock option			3,649			3,649
Exercise of stock options		$ 600	8,600			9,200
Exercise of stock options, shares		60,000
Balance at Dec. 31, 2021		$ 366,362	$ 24,542,633		$ (13,109,298)	$ 11,799,697
Balance, shares at Dec. 31, 2021		36,636,264